Stockholders Equity (Details) - Schedule of Warrant Transactions - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	103,500,000	16,000,000
Weighted Average Exercise Price, Outstanding	$ 0.082	$ 0.03
Number of Warrants, Granted		87,500,000
Weighted Average Exercise Price, Granted		$ 0.091
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Expired
Weighted Average Exercise Price, Expired
Number of Warrants, Outstanding	103,500,000	103,500,000
Weighted Average Exercise Price, Outstanding	$ 0.082	$ 0.082